Segments	12 Months Ended
Mar. 31, 2026
Segments [Abstract]
SEGMENTS

Note 18 – SEGMENTS

The Company currently operates within two main reportable segments: offline wholesale and online platform. The offline wholesale segment includes supplying prescription and OTC medicines, traditional Chinese medicine (“TCM”), dietary supplement, medical devices and sundry items to other drug vendors and hospitals. The online platform provided various medical products to retail pharmacies, clinics and other vendors across the country. The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer (the “CEO”), who is primarily responsible for allocating resources and assessing the performance of the operating segments. The CEO evaluates segment performance and makes decisions about resource allocation based on segment gross profit, which is defined as segment revenue less segment cost of goods sold, excluding selling, general and administrative expenses that are managed at the corporate level and not allocated to individual segments

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2026:

	Offline wholesale	Online platform	Total
Revenue	$117,872,139	$14,291,595	$132,163,734
Cost of goods	113,913,687	13,495,901	127,409,588
Gross profit	$3,958,452	$795,694	$4,754,146
Selling expenses	2,515,252	524,884	3,040,136
General and administrative expenses	3,580,025	-	3,580,025
Income (loss) from operations	$(2,136,825)	$270,810	$(1,866,015)
Depreciation and amortization	$154,975	$208,711	$363,686
Total capital expenditures	$449	$-	$449

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2025:

	Offline wholesale	Online platform	Total
Revenue	$118,864,443	$1,107,195	$119,971,638
Cost of goods	115,107,821	1,025,002	116,132,823
Gross profit	$3,756,622	$82,193	$3,838,815
Selling expenses	1,497,333	36,867	1,534,200
General and administrative expenses	3,339,954	-	3,339,954
Income (loss) from operations	$(1,080,665)	$45,326	$(1,035,339)
Depreciation and amortization	$57,516	$-	$57,516
Total capital expenditures	$-	$-	$-

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2024:

	Offline wholesale	Online platform	Total
Revenue	$123,994,053	$-	$123,994,053
Cost of goods	119,115,636	-	119,115,636
Gross profit	$4,878,417	$-	$4,878,417
Selling expenses	934,223	-	934,223
General and administrative expenses	3,348,112	-	3,348,112
Income from operations	$596,082	$-	$596,082
Depreciation and amortization	$36,001	$-	$36,001
Total capital expenditures	$1,168	$-	$1,168